EATON VANCE DIVERSIFIED INCOME FUND

Supplement to Prospectus dated December 6, 2004

The following replaces the section “Boston Income Portfolio” under “Investing in Other Investment Companies”:

Boston Income Portfolio’s primary investment objective is to provide as much current income as possible. To do so, the Portfolio invests primarily in high yield, high risk corporate bonds (so-called “junk bonds”) rated lower than investment grade, including securities in the lowest category (rated C by Moody’s or D by S&P) or unrated securities of comparable quality. The Portfolio also seeks reasonable preservation of capital, to the extent attainable from such investments, and growth of income and capital as secondary objectives. The Fund invests a substantial portion of its assets in bonds issued in connection with mergers, acquisitions and other highly leveraged transactions. The Portfolio may invest in a wide variety of income producing debt securities (including Senior Loans) as well as preferred stocks that pay dividends. The Portfolio may also invest in secured and unsecured subordinated loans, including second lien loans and bridge loans (“Subordinated Loans”).

Subordinated Loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk and interest rate risk. Due to their lower place in the Borrower’s capital structure and possible unsecured status, Subordinated Loans involve a higher degree of overall risk than Senior Loans of the same Borrower. Some debt securities and preferred stocks acquired by the Portfolio do not pay current income or do not make regular interest payments, while others pay interest in the form of additional debt securities. The Portfolio may invest up to 25% of its assets in any one industry, which may expose the Portfolio to the unique risks of that industry, and up to 25% of its total assets in foreign securities. The Portfolio may purchase derivative instruments, which derive their value from another instrument, security or index.

August 9, 2005

DIFPS1

EATON VANCE DIVERSIFIED INCOME FUND

Supplement to Statement of Additional Information dated December 6, 2004

1. The following is added to “Boston Income Portfolio” under “Strategies and Risks”:

Subordinated Loans. The Portfolio may invest in secured and unsecured subordinated loans, including second lien loans and bridge loans (“Subordinated Loans”).

Second lien loans generally have many of the same covenants as Senior Loans, but are second in line in terms of repayment priority. A second lien loan may have a claim on the same collateral pool as the first lien or it may be secured by a separate set of assets, such as property, plants, or equipment. Second lien loans give investors priority over general unsecured creditors in the event of an asset sale.

Bridge loans or bridge facilities are short-term loan arrangements (e.g., 12 to 18 months) typically made by a Borrower in anticipation of intermediate-term or long-term permanent financing. Most bridge loans are structured as floating-rate debt with step-up provisions under which the interest rate on the bridge loan rises the longer the loan remains outstanding. In addition, bridge loans commonly contain a conversion feature that allows the bridge loan investor to convert its loan interest into senior exchange notes if the loan has not been prepaid in full on or prior to its maturity date. Bridge loans may be subordinate to other debt and may be secured or unsecured. Like any loan, bridge loans involve credit risk. Bridge loans are generally made with the expectation that the borrower will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the bridge loan investor to increased risk. A borrower’s use of bridge loans also involves the risk that the Borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the Borrower’s perceived creditworthiness. From time to time, the Portfolio may make a commitment to participate in a bridge loan facility, obligating itself to participate in the facility if it funds. In return for this commitment, the Portfolio receives a fee. BMR intends to limit any such commitments to less than 5% of the Portfolio’s assets.

Subordinated Loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk, and interest rate risk. Due to their lower place in the borrower’s capital structure and possible unsecured status, Subordinated Loans involve a higher degree of overall risk than Senior Loans of the same Borrower.

The Portfolio may purchase Subordinated Loan interests either in the form of an assignment or a loan participation. As the purchaser of an assignment, the Portfolio would typically succeed to all of the rights and obligations of the assigning investor under the loan documents. In contrast, loan participations typically result in the purchaser having a contractual relationship only with the seller of the loan interest, not with the borrower. As a result, the loan is not transferred to the loan participant. The loan participant’s right to receive payments from the borrower derives from the seller of the loan participation. The loan participant will generally have no right to enforce compliance by the borrower with the terms of the loan agreement. Lastly, the loan participant’s voting rights may be limited.

2. The following is added as the last sentence of the fourth paragraph under “Calculation of Net Asset Value”:

Subordinated Loans are valued using the same valuation methodology used for Senior Loans.

August 9, 2005

EATON VANCE FLOATING-RATE & HIGH INCOME FUND

EATON VANCE FLOATING-RATE & HIGH INCOME FUND Institutional Shares

Supplement to Prospectuses dated March 1, 2004

The following replaces the 10th paragraph under section “Investment Objective & Principal Policies and Risks”:

High Income Portfolio normally invests primarily in bonds rated in the lowest investment grade category or below (i.e., bonds rated Baa and below by Moody’s Investors Service, Inc. (“Moodys”) or BBB and below by Standard & Poor’s Ratings Group (“S&P”)), and in comparable unrated bonds. Bonds rated BBB and Baa have speculative characteristics, while lower rated bonds are predominantly speculative. High Income Portfolio invests at least 80% of its net assets in fixed-income securities, including preferred stocks, Senior Loans and convertible securities. The Portfolio may also invest in secured and unsecured subordinated loans, including second lien loans and bridge loans (“Subordinated Loans”). Subordinated Loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk and interest rate risk. Due to their lower place in the Borrower’s capital structure and possible unsecured status, Subordinated Loans involve a higher degree of overall risk than Senior Loans of the same Borrower.

August 9, 2005

FRHIIPS

EATON VANCE FLOATING-RATE & HIGH INCOME FUND

Supplement to Statement of Additional Information dated March 1, 2005

1. The following is added to “Strategies and Risks”:

Subordinated Loans. The HI Portfolio may invest in secured and unsecured subordinated loans, including second lien loans and bridge loans (“Subordinated Loans”).

Second lien loans generally have many of the same covenants as Senior Loans, but are second in line in terms of repayment priority. A second lien loan may have a claim on the same collateral pool as the first lien or it may be secured by a separate set of assets, such as property, plants, or equipment. Second lien loans give investors priority over general unsecured creditors in the event of an asset sale.

Bridge loans or bridge facilities are short-term loan arrangements (e.g., 12 to 18 months) typically made by a Borrower in anticipation of intermediate-term or long-term permanent financing. Most bridge loans are structured as floating-rate debt with step-up provisions under which the interest rate on the bridge loan rises the longer the loan remains outstanding. In addition, bridge loans commonly contain a conversion feature that allows the bridge loan investor to convert its loan interest into senior exchange notes if the loan has not been prepaid in full on or prior to its maturity date. Bridge loans may be subordinate to other debt and may be secured or unsecured. Like any loan, bridge loans involve credit risk. Bridge loans are generally made with the expectation that the Borrower will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the bridge loan investor to increased risk. A Borrower’s use of bridge loans also involves the risk that the Borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the Borrower’s perceived creditworthiness. From time to time, the Portfolio may make a commitment to participate in a bridge loan facility, obligating itself to participate in the facility if it funds. In return for this commitment, the Portfolio receives a fee. BMR intends to limit any such commitments to less than 5% of the Portfolio’s assets.

Subordinated Loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk, and interest rate risk. Due to their lower place in the Borrower’s capital structure and possible unsecured status, Subordinated Loans involve a higher degree of overall risk than Senior Loans of the same Borrower.

The Portfolio may purchase Subordinated Loan interests either in the form of an assignment or a loan participation. As the purchaser of an assignment, the Portfolio would typically succeed to all of the rights and obligations of the assigning investor under the loan documents. In contrast, loan participations typically result in the purchaser having a contractual relationship only with the seller of the loan interest, not with the Borrower. As a result, the loan is not transferred to the loan participant. The loan participant’s right to receive payments from the Borrower derives from the seller of the loan participation. The loan participant will generally have no right to enforce compliance by the Borrower with the terms of the loan agreement. Lastly, the loan participant’s voting rights may be limited.

2. The following is added as the last sentence of the third paragraph under “Calculation of Net Asset Value”:

Subordinated Loans are valued using the same valuation methodology used for Senior Loans.

EATON VANCE HIGH INCOME FUND

     Supplement to Prospectus dated May 30, 2005

The following replaces the 7th paragraph under “Investment Objectives & Principal Policies and Risks”:

The Portfolio may invest in interests in senior floating rate loans (“Senior Loans”) and secured and unsecured subordinated loans, including second lien loans and bridge loans (“Subordinated Loans”). Senior Loans hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. The risks associated with these loans are similar to the risks of high yield corporate bonds, although interest rate risk may be reduced because their interest rates generally are adjusted for changes in short-term interest rates. Subordinated Loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk and interest rate risk. Due to their lower place in the Borrower’s capital structure and possible unsecured status, Subordinated Loans involve a higher degree of overall risk than Senior Loans of the same Borrower.

August 9, 2005

HIPS

EATON VANCE HIGH INCOME FUND

Supplement to Statement of Additional Information dated May 30, 2005

1. The following is added after “Senior Loans” under “Strategies and Risks”:

Subordinated Loans. The Portfolio may invest in secured and unsecured subordinated loans, including second lien loans and bridge loans (“Subordinated Loans”).

Second lien loans generally have many of the same covenants as Senior Loans, but are second in line in terms of repayment priority. A second lien loan may have a claim on the same collateral pool as the first lien or it may be secured by a separate set of assets, such as property, plants, or equipment. Second lien loans give investors priority over general unsecured creditors in the event of an asset sale.

Bridge loans or bridge facilities are short-term loan arrangements (e.g., 12 to 18 months) typically made by a Borrower in anticipation of intermediate-term or long-term permanent financing. Most bridge loans are structured as floating-rate debt with step-up provisions under which the interest rate on the bridge loan rises the longer the loan remains outstanding. In addition, bridge loans commonly contain a conversion feature that allows the bridge loan investor to convert its loan interest into senior exchange notes if the loan has not been prepaid in full on or prior to its maturity date. Bridge loans may be subordinate to other debt and may be secured or unsecured. Like any loan, bridge loans involve credit risk. Bridge loans are generally made with the expectation that the Borrower will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the bridge loan investor to increased risk. A Borrower’s use of bridge loans also involves the risk that the Borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the Borrower’s perceived creditworthiness. From time to time, the Portfolio may make a commitment to participate in a bridge loan facility, obligating itself to participate in the facility if it funds. In return for this commitment, the Portfolio receives a fee. BMR intends to limit any such commitments to less than 5% of the Portfolio’s assets.

Subordinated Loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk, and interest rate risk. Due to their lower place in the Borrower’s capital structure and possible unsecured status, Subordinated Loans involve a higher degree of overall risk than Senior Loans of the same Borrower.

The Portfolio may purchase Subordinated Loan interests either in the form of an assignment or a loan participation. As the purchaser of an assignment, the Portfolio would typically succeed to all of the rights and obligations of the assigning investor under the loan documents. In contrast, loan participations typically result in the purchaser having a contractual relationship only with the seller of the loan interest, not with the Borrower. As a result, the loan is not transferred to the loan participant. The loan participant’s right to receive payments from the Borrower derives from the seller of the loan participation. The loan participant will generally have no right to enforce compliance by the Borrower with the terms of the loan agreement. Lastly, the loan participant’s voting rights may be limited.

2. The following is added as the last sentence of the fifth paragraph under “Calculation of Net Asset Value”:

Subordinated Loans are valued using the same valuation methodology used for Senior Loans.

3. The following replaces the table appearing in Appendix B under “About Returns After Taxes”:

August 9, 2005

EATON VANCE STRATEGIC INCOME FUND

Supplement to Prospectus dated May 30, 2005

1. The following replaces the section “Boston Income Portfolio” under “Investing in Other Investment Companies”:

Boston Income Portfolio.Boston Income Portfolio’s primary investment objective is to provide as much current income as possible. The Portfolio also seeks reasonable preservation of capital to the extent attainable from such investments, and growth of income and capital as secondary objectives. To do so, the Portfolio invests primarily in high yield, high risk corporate bonds rated lower than investment grade category, including securities in the lowest category (C or D) or unrated securities. The portfolio may invest in a wide variety of income producing debt securities (including senior floating rate loans (“Senior Loans”) as well as preferred stocks that pay dividends. The Portfolio may also invest in secured and unsecured subordinated loans, including second lien loans and bridge loans (“Subordinated Loans”). Subordinated Loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk and interest rate risk. Due to their lower place in the Borrower’s capital structure and possible unsecured status, Subordinated Loans involve a higher degree of overall risk than Senior Loans of the same Borrower. Some debt securities acquired by the Portfolio do not pay current income or do not make regular interest payments while other spay interest in the form of additional debt securities.

2. The following replaces the section “High Income Portfolio” under “Investing in Other Investment Companies”:

High Income Portfolio. High Income Portfolio’s investment objective is to provide a high level of current income. To do so, the Portfolio invests primarily in high yield, high risk corporate bonds rated in the lowest investment grade category or below, including securities in the lowest category (C or D) and comparable unrated bonds. At least 80% of the Portfolio’s net assets are invested in fixed-income securities, including preferred stocks, Senior Loans and convertible securities. The Portfolio may also invest in secured and unsecured subordinated loans, including second lien loans and bridge loans (“Subordinated Loans”). Subordinated Loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk and interest rate risk. Due to their lower place in the Borrower’s capital structure and possible unsecured status, Subordinated Loans involve a higher degree of overall risk than Senior Loans of the same Borrower. The Portfolio may also purchase securities that make “in-kind” interest payments, bonds not paying current income and bonds that do not make regular interest payments.

August 9, 2005

SIPS1

EATON VANCE STRATEGIC INCOME FUND

Supplement to Statement of Additional Information dated March 1, 2005

1. The following is added to “Strategies and Risks”:

Subordinated Loans. The Boston Income and High Income Portfolios may invest in secured and unsecured subordinated loans, including second lien loans and bridge loans ("Subordinated Loans").

Second lien loans generally have many of the same covenants as Senior Loans, but are second in line in terms of repayment priority. A second lien loan may have a claim on the same collateral pool as the first lien or it may be secured by a separate set of assets, such as property, plants, or equipment. Second lien loans give investors priority over general unsecured creditors in the event of an asset sale.

Bridge loans or bridge facilities are short-term loan arrangements (e.g., 12 to 18 months) typically made by a Borrower in anticipation of intermediate-term or long-term permanent financing. Most bridge loans are structured as floating-rate debt with step-up provisions under which the interest rate on the bridge loan rises the longer the loan remains outstanding. In addition, bridge loans commonly contain a conversion feature that allows the bridge loan investor to convert its loan interest into senior exchange notes if the loan has not been prepaid in full on or prior to its maturity date. Bridge loans may be subordinate to other debt and may be secured or unsecured. Like any loan, bridge loans involve credit risk. Bridge loans are generally made with the expectation that the Borrower will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the bridge loan investor to increased risk. A Borrower’s use of bridge loans also involves the risk that the Borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the Borrower’s perceived creditworthiness. From time to time, a Portfolio may make a commitment to participate in a bridge loan facility, obligating itself to participate in the facility if it funds. In return for this commitment, the Portfolio receives a fee. BMR intends to limit any such commitments to less than 5% of each Portfolio’s assets.

Subordinated Loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk, and interest rate risk. Due to their lower place in the Borrower’s capital structure and possible unsecured status, Subordinated Loans involve a higher degree of overall risk than Senior Loans of the same Borrower.

A Portfolio may purchase Subordinated Loan interests either in the form of an assignment or a loan participation. As the purchaser of an assignment, the Portfolio would typically succeed to all of the rights and obligations of the assigning investor under the loan documents. In contrast, loan participations typically result in the purchaser having a contractual relationship only with the seller of the loan interest, not with the Borrower. As a result, the loan is not transferred to the loan participant. The loan participant’s right to receive payments from the Borrower derives from the seller of the loan participation. The loan participant will generally have no right to enforce compliance by the Borrower with the terms of the loan agreement. Lastly, the loan participant’s voting rights may be limited.

2. The following is added as the last sentence of the third paragraph under "Calculation of Net Asset Value":

Subordinated Loans are valued using the same valuation methodology used for Senior Loans.